Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net Income	$ 1,670	$ 10,311
Other Comprehensive Income (Loss):
Unrealized gains (losses) on investment securities available for sale	17	(59)
Income tax effect	(3)	12
Total other comprehensive income (loss)	14	(47)
Total Comprehensive Income	1,684	10,264
Comprehensive (Loss) Income Attributable to Noncontrolling Interest	(350)	2,448
Comprehensive Income Attributable to Quaint Oak Bancorp, Inc.	$ 2,034	$ 7,816